Accrued Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued bonus included in accrued legal and professional fees	$ 720	$ 110
General and Administrative Expense
Professional fees paid	$ 4,645	$ 3,985	$ 3,475